Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 495,000	$ 314,000		$ 1,581,000	$ 9,893,000	$ 11,454,000	$ 1,777,000
Operating expense
Research and development	1,534,000	673,000		4,362,000	2,716,000	6,345,000	3,490,000
General and administrative	1,982,000	1,202,000		4,753,000	4,607,000	6,212,000	3,184,000
Total operating expense	3,841,000	2,060,000		16,931,000	10,683,000	14,772,000	7,418,000
Loss from operations	(3,346,000)	(1,746,000)		(15,350,000)	(790,000)	(3,318,000)	(5,641,000)
Acquired in-processresearch and development				7,144,000	2,250,000
Other income (expense)
Interest income						42,000	(42,000)
Change in fair value of indemnification liability	108,000			108,000			(57,000)
Total other income	83,000	48,000		55,000	113,000
Inducement expense							(375,000)
Change in fair value of warrant liabilities		30,000			77,000	276,000	(47,000)
Loss before income taxes						$ (3,000,000)	$ (6,162,000)
Interest income (expense), net	$ (25,000)	$ 18,000		$ (53,000)	$ 36,000
Other comprehensive income (loss):
Net loss per share attributable to common stockholders, basic and diluted	$ (0.27)	$ (0.51)		$ (2.06)	$ (0.20)	$ (0.13)	$ (0.27)
Weighted average shares outstanding used in computing net loss per share, basic and diluted	12,169,173	3,343,356		7,425,051	3,328,549	23,234,436	22,771,508
Loss from operations	$ (3,346,000)	$ (1,746,000)		$ (15,350,000)	$ (790,000)	$ (3,318,000)	$ (5,641,000)
Income tax expense						1,000	1,000
Net loss	(3,263,000)	(1,698,000)		(15,295,000)	(677,000)	(3,001,000)	(6,163,000)
Loss attributable to noncontrolling interest	(14,000)	(4,000)		(34,000)	(21,000)	(35,000)	(38,000)
Net loss attributable to common stockholders	(3,249,000)	(1,694,000)		(15,261,000)	(656,000)	(2,966,000)	(6,125,000)
Predecessor Company [Member]
Revenue
Total revenue		3,376,000				21,717,000	33,586,000	$ 35,377,000
Operating expense
Research and development						23,527,000	41,368,000	43,220,000
General and administrative						10,196,000	10,495,000	9,707,000
Total operating expense		6,759,000				33,723,000	51,863,000	52,927,000
Loss from operations						(12,006,000)	(18,277,000)	(17,550,000)
Other income (expense)
Interest income						568,000	962,000	892,000
Interest expense							(696,000)	(662,000)
Change in fair value of indemnification liability						53,000	1,000	(76,000)
Total other income		130,000				621,000	267,000	154,000
Net loss		$ (3,253,000)				(11,385,000)	(18,010,000)	(17,396,000)
Other comprehensive income (loss):
Net unrealized gains (losses) on marketable securities						17,000	60,000	(71,000)
Comprehensive loss						$ (11,368,000)	$ (17,950,000)	$ (17,467,000)
Net loss per share attributable to common stockholders, basic and diluted		$ (0.98)	[1]			$ (3.43)	$ (5.93)	$ (6.08)
Weighted average shares outstanding used in computing net loss per share, basic and diluted						3,317,000	3,037,000	2,859,000
Loss from operations						$ (12,006,000)	$ (18,277,000)	$ (17,550,000)
Net loss						(11,385,000)	(18,010,000)	(17,396,000)
License [Member]
Revenue
Total revenue	5,000	$ 5,000		877,000	7,515,000	7,519,000	19,000
Product [Member]
Revenue
Total revenue	419,000	190,000		419,000	1,956,000	3,415,000	1,254,000
Operating expense
Cost of product revenue	263,000	81,000		424,000	873,000	1,893,000	561,000
Grant [Member]
Revenue
Total revenue	0	0		0	150,000	150,000	300,000
Service [Member]
Revenue
Total revenue	71,000	119,000		285,000	272,000	370,000	204,000
Operating expense
Cost of product revenue	$ 62,000	$ 104,000		$ 248,000	$ 237,000	322,000	183,000
Collaboration [Member] | Predecessor Company [Member]
Revenue
Total revenue						$ 21,717,000	$ 33,586,000	$ 35,377,000

[1]	Net loss per share is computed independently for each quarter and the full year based upon respective shares outstanding; therefore, the sum of the quarterly net loss per share amounts may not equal the annual amounts reported.